Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Federal					$ 6	$ 44	$ 0
State					(14)	(12)	(17)
Federal and State					(8)	32	(17)
Deferred [Abstract]
Federal					(94)	(138)	(72)
State					(102)	(54)	20
Federal and State					(196)	(192)	(52)
Provision for income taxes	$ (27)	$ (33)	$ (130)	$ (150)	$ (204)	(160)	(69)
Reconciliation of Federal Income Tax [Abstract]
Statutory federal income tax rate					21.00%
Statutory rate applied to pre-tax loss					$ 3,533	4,755	3,814
Permanent items					(256)	(115)	(79)
Stock compensation related expenses					449	(274)	(103)
State taxes					458	290	1,226
Valuation allowance					(4,462)	(4,816)	(4,930)
Other					74	0	3
Provision for income taxes	$ (27)	$ (33)	$ (130)	$ (150)	(204)	(160)	$ (69)
Deferred Tax Assets [Abstract]
Compensation and bonuses					1,707	986
Intangible assets					2,303	2,355
Stock-based compensation					620	375
Accrued expenses and other					863	184
Net operating loss carryforwards					20,242	18,937
Unearned revenue					3,179	2,575
Other carryforwards					30	23
Interest expense limitation					1,652	534
Deferred rent					641	578
Valuation allowance					(24,178)	(19,717)
Deferred tax assets, net of valuation allowance					7,059	6,830
Deferred Tax Liabilities [Abstract]
Deferred implementation costs					(2,707)	(2,624)
Fixed assets					(2,723)	(2,953)
Goodwill					(2,397)	(1,825)
Deferred tax liabilities					(7,827)	(7,402)
Total deferred taxes					(768)	$ (572)
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards					$ 46,682
Operating loss carryforwards expiration date					Jan. 01, 2034
Federal [Member]
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards					$ 78,948